UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Interactive Financial Advisors
Address:        2215 York Road, Suite 306
                Oak Brook, IL  60523

Form 13F File Number:  028-12638

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Joanne M. Woiteshek
Title:          Chief Compliance Officer
Phone:          630-472-1300

Signature, Place, and Date of Signing:

     /s/ Joanne M. Woiteshek         Oak Brook, IL            April 10, 2009
     -----------------------         -------------            -----------------
           [Signature]               [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            54

Form 13F Information Table Value Total:      $127,180
                                         ------------
                                          (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

--------------------------------------- -------- ----------- -------- -------------------- ---------- --------- --------------------
             COLUMN 1                   COLUMN 2   COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8
--------------------------------------- -------- ----------- -------- -------------------- ---------- --------- --------------------
                                                                                                                  VOTING AUTHORITY
                                        TITLE OF              VALUE     SHRS OR  SH/ PUT/  INVESTMENT   OTHER   --------------------
          NAME OF ISSUER                 CLASS     CUSIP     (x$1000)   PRN AMT  PRN CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
--------------------------------------- -------- ---------- --------- -------------------- ---------- --------- --------------------
DOW CHEMICAL Total                       C      260543103        0            28 SH          SOLE                                 28
DREYFUS INTERNATIONAL EQUITY FUND
   CLASS A Total                         M      26201F108        4           195 SH          SOLE                                195
DREYFUS S&P STARS OPPORTUNITIES FUND
   CLASS A Total                         M      26202X603        7           488 SH          SOLE                                488
DWS MON MKT PRIME SERIES- DWS MON MKT
   FUND Total                            MM     23339A101      300       300,329 SH          SOLE                            300,329
FEDERATED PRIME CASH SERIES FUND Total   MM     147551105    2,644     2,643,753 SH          SOLE                          2,643,753
FEDERATED US TREASURY CASH RESERVES
   FUND INSTITUTIONAL CLASS Total        MM     60934N682    2,291     2,291,178 SH          SOLE                          2,291,178
FIDELITY CASH RESERVE FUND RETAIL
   CLASS Total                           MM     316067107      305       304,886 SH          SOLE                            304,886
GLOBAL INDUSTRIES LTD Total              C      379336100        0            44 SH          SOLE                                 44
ISHARES COMEX GOLD TR ISHARES Total      ETF    464285105      103         1,135 SH          SOLE                              1,135
ISHARES IBOXX INVESTOP INVESTMENT
   GRADE CORP BD FD Total                ETF    464287242    4,589        48,752 SH          SOLE                             48,752
ISHARES MSCI EAFE INDEX FUND Total       ETF    464287465    4,208       111,951 SH          SOLE                            111,951
ISHARES MSCI PACIFIC EX-JAPAN INDEX
   FUND Total                            ETF    464286665       71         2,896 SH          SOLE                              2,896
ISHARES RUSSELL 1000 INDEX FUND Total    ETF    464287622       18           427 SH          SOLE                                427
ISHARES RUSSELL 2000 INDEX FUND Total    ETF    464287655    4,040        96,076 SH          SOLE                             96,076
ISHARES RUSSELL 2000 VALUE INDEX FUND
   Total                                 ETF    464287630    6,763       171,391 SH          SOLE                            171,391
ISHARES RUSSELL MIDCAP VALUE INDEX
   Total                                 ETF    464287473       11           478 SH          SOLE                                478
ISHARES S&P 500 INDEX FD Total           ETF    464287200   21,456       269,486 SH          SOLE                            269,486
ISHARES S&P GLOBAL ENERGY SECTOR INDEX
   FUND Total                            ETF    464287341      639        24,120 SH          SOLE                             24,120
ISHARES S&P GLOBAL TECHNOLOGY SECTOR
   INDEX FUND Total                      ETF    464287291        9           245 SH          SOLE                                245
ISHARES S&P GROWTH INDEX FD Total        ETF    464287309      309         7,387 SH          SOLE                              7,387
ISHARES S&P MIDCAP 400 GROWTH INDEX FD
   Total                                 ETF    464287606        6           118 SH          SOLE                                118
ISHARES S&P NATIONAL Total               ETF    464288414       16           162 SH          SOLE                                162
ISHARES S&P SMALLCAP 600 GROWTH INDEX
   FD Total                              ETF    464287887        6           160 SH          SOLE                                160
ISHARES S&P VALUE INDEX FD Total         ETF    464287408    4,253       114,324 SH          SOLE                            114,324
ISHARES SILVER TRUST Total               ETF    46428Q109       11           875 SH          SOLE                                875
ISHARES TR BARCLAYS 1-3 YR TREAS INDEX
   FD Total                              ETF    464287457    4,013        47,590 SH          SOLE                             47,590
ISHARES TR BARCLAYS 20+ TREAS BD FD
   Total                                 ETF    464287432    1,924        18,199 SH          SOLE                             18,199
ISHARES TR BARCLAYS 7-10 YR TRES INDEX
   FD Total                              ETF    464287440    1,873        19,393 SH          SOLE                             19,393
ISHARES TR BARCLAYS INTERMED CR BD FD
   Total                                 ETF    464288638    6,782        72,036 SH          SOLE                             72,036
ISHARES TR BARCLAYS TIPS BD FD
   PROTECTED SECS FD Total               ETF    464287176   10,460       101,797 SH          SOLE                            101,797
ISHARES TR BARCLAYS US AGGREGATE BD FD
   Total                                 ETF    464287226   22,702       223,733 SH          SOLE                            223,733
ISHARES TR COHEN & STEERS REALTY
   MAJORS INDEX FD Total                 ETF    464287564      469        16,903 SH          SOLE                             16,903
ISHARES TR DOW JONES SELECT DIV INDEX
   FD Total                              ETF    464287168    8,960       286,180 SH          SOLE                            286,180
ISHARES TR FTSE XNHUA IDX Total          ETF    464287184       21           737 SH          SOLE                                737
ISHARES TR SP US PFD Total               ETF    464288687    1,336        58,633 SH          SOLE                             58,633
ISHARES TRUST ISHARES MSCI VALUE INDEX
   FUND Total                            ETF    464288877    6,944       209,657 SH          SOLE                            209,657
J & J SNACK FOODS CORP Total             C      466032109        1            19 SH          SOLE                                 19
KNIGHT CAP GROUP INC COM Total           C      499005106        1            78 SH          SOLE                                 78
MATTHEWS INTERNATIONAL CORPORATION -
   CLASS A COMMON STOCK Total            C      577128101        2            53 SH          SOLE                                 53
MONTPELIER RE HOLDINGS LTD SHS ISIN
   #BMG621851069 Total                   C      G62185106        1            53 SH          SOLE                                 53
MOTOROLA, INC. Total                     C      620076109        1           146 SH          SOLE                                146
NIKE INC CLASS B Total                   C      654106103        1            15 SH          SOLE                                 15
OPPENHEIMER VALUE FUND CLASS A Total     M      68380J303        4           310 SH          SOLE                                310
PLANTRONICS INC Total                    C      727493108        1            63 SH          SOLE                                 63
POWERSHARES DYNAMIC LARGE CAP VALUE
   PORTFOLIO Total                       ETF    73935X708       26         2,065 SH          SOLE                              2,065
RADIANT SYSTEMS INC Total                C      75025N102        0            76 SH          SOLE                                 76
SELECT SECTOR SPDR FD HEALTH CARE Total  ETF    81369Y209       93         3,821 SH          SOLE                              3,821
SPDR LEHMAN INT'L TREASURY BOND ETF
   Total                                 ETF    78464A516    7,726       151,045 SH          SOLE                            151,045
ST SPDR SP BRIC 40 Total                 ETF    78463X798       64         4,355 SH          SOLE                              4,355
TEMPLETON GLOBAL INCOME FUND Total       CM     880198106        0             1 SH          SOLE                                  1
VAN KAMPEN AMERICAN FRANCHISE FUND
   CLASS A Total                         M      92114U855        7         1,023 SH          SOLE                              1,023
VANGUARD LARGE-CAP VIPERS Total          ETF    922908637      722        20,052 SH          SOLE                             20,052
VISA INC COM CL A Total                  C      92826C839        5            85 SH          SOLE                                 85
WISDOMETREE TR HIGH YIELDING EQUITY FD
   Total                                 ETF    97717W208      982        42,813 SH          SOLE                             42,813